CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Operating Activities:
Net income	$ 4,650	$ 16,360
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	78,562	75,701
Loss on derivative assets		100
Amortization of customer incentives	2,898	1,648
Amortization and write-off of debt issuance costs	57,406	14,726
Share-based compensation expense	17,492	1,393
Other non-cash items		662
Change in operating assets and liabilities:
Decrease in accounts receivable and related party receivable	8,850	28,162
Decrease in net settlement assets and obligations	(5,051)	(45,720)
Increase in customer incentives	(4,089)	(7,249)
(Increase) decrease in prepaid and other assets	(12,621)	809
Decrease in accounts payable and accrued expenses	(15,126)	(12,787)
Decrease in payable to related party	(3,054)	(4,891)
Increase in other liabilities	2,758	1,086
Net cash provided by operating activities	132,675	70,000
Investing Activities:
Purchases of property and equipment	(24,492)	(28,568)
Acquisition of customer portfolios and related assets	(5,454)	(736)
Purchase of investments		(3,300)
Net cash used in investing activities	(29,946)	(32,604)
Financing Activities:
Proceeds from initial public offering, net of offering costs of $39,091	460,913
Proceeds from follow-on offering, net of offering costs of $1,951	33,512
Proceeds from issuance of long-term debt	1,248,750
Repayment of debt and capital lease obligations	(1,780,400)	(9,009)
Payment of debt issuance costs	(28,949)	(6,276)
Purchase of Class B units in Vantiv Holding from Fifth Third	(33,512)
Repurchase of Class A common stock (to satisfy tax withholding obligations)	(14,045)
Tax benefit from employee share-based compensation	11,900
Distribution to funds managed by Advent International Corporation	(40,086)
Distribution to non-controlling interests	(22,538)	(2,792)
Net cash (used in) provided by financing activities	(164,455)	(18,077)
Net increase (decrease) in cash and cash equivalents	(61,726)	19,319
Cash and cash equivalents-Beginning of period	370,549	236,512
Cash and cash equivalents-End of period	308,823	255,831
Cash Payments:
Interest	41,981	55,830
Taxes	4,800	5,718
Noncash Items:
Issuance of tax receivable agreements	333,000
Assets acquired under capital lease obligations		12,234
Accrual of secondary offering costs	$ 3,000